SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY (Details) - USD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 776,483		$ 1,028,183
Total current assets	1,051,475		1,632,290
Total assets	204,346,742		204,632,996
Current liabilities:
Accruals and other payables	1,236,286		76,474
Total current liabilities	1,236,286		76,474
Total liabilities	7,236,250		6,076,438
Shareholders’ deficit:
Additional paid-in capital
Accumulated deficit	(6,185,358)		(4,442,807)
Total liabilities, mezzanine equity and shareholders’ deficit	204,346,742		204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	59,074,344		62,754,165		$ 61,099,669
Short-term investments	2,050,144		2,063,003		2,024,057
Prepayments, deposits and other receivables	21,150,999		22,773,279		19,030,860
Total current assets	98,145,563		102,513,388		98,143,854
Total assets	138,840,159		136,784,633		135,333,841
Current liabilities:
Borrowings	4,927,019	[1]	3,799,427	[1],[2]	3,417,996	[2]
Accruals and other payables	60,101,111		61,399,970		56,157,758
Amounts due to related parties	55,946,877		52,165,395		41,142,728
Convertible bonds					25,622,099
Total current liabilities	125,715,900		124,011,016		132,918,186
Borrowings	3,011,806		2,104,343		2,535,126
Convertible bonds	17,219,533		16,753,190
Total liabilities	148,758,295		144,878,384		137,931,422
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)	58,030		58,030		58,030
Additional paid-in capital	29,172,373		29,172,373		22,488,990
Accumulated deficit	(64,763,902)		(60,090,694)		(45,241,495)
Accumulated other comprehensive loss	468,249		52,457		48,172
Total shareholders’ deficit	(35,065,250)		(30,807,834)		(22,646,303)
Total liabilities, mezzanine equity and shareholders’ deficit	$ 138,840,159		136,784,633		135,333,841
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents			25,648		93,036
Short-term investments			2,012,562		2,024,057
Prepayments, deposits and other receivables			2,751,066		2,754,125
Amounts due from subsidiaries			5,610,972		8,722,221
Amounts due from related parties			1,857,039		386,007
Total current assets			12,257,287		13,979,446
Investments in subsidiaries			26,171,064		29,745,028
Investment in an equity security			100,000		100,000
Total assets			38,528,351		43,824,474
Current liabilities:
Borrowings			1,666,989		1,225,421
Accruals and other payables			1,596,197		1,446,929
Amounts due to subsidiaries			215,889		79,054
Amounts due to related parties			48,338,222		38,280,613
Convertible bonds					25,622,099
Total current liabilities			51,817,297		66,654,116
Borrowings			923,256
Convertible bonds			16,753,190
Total liabilities			69,493,743		66,654,116
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)			58,030		58,030
Additional paid-in capital			29,172,373		22,488,990
Accumulated deficit			(60,105,962)		(45,256,763)
Accumulated other comprehensive loss			(89,833)		(119,899)
Total shareholders’ deficit			(30,965,392)		(22,829,642)
Total liabilities, mezzanine equity and shareholders’ deficit			$ 38,528,351		$ 43,824,474

[1]	As of June 30, 2022, the Company obtained several loans from individuals amounted to US$2.1 million, of which US$0.6 million was obtained from Dr. Ronnie Hui. As of June 30, 2022 and December 31, 2021, the weighted average interest rate of these borrowings was 10.0% and 15.9% per annum, respectively. The borrowings are primarily denominated in HK$.
[2]	As of December 31, 2021 and 2020, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 17.0% and 16.2% to 17.0% per annum, respectively. As of December 31, 2021 and 2020, the weighted average interest rate of these borrowings was 15.9% and 16.7% per annum, respectively. The borrowings are primarily denominated in HK$.